Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Investments [Line Items]
Net gain on investments	$ 39	$ 37	$ 66	$ 93	$ 167	$ 180
Accrued interest					$ 8	$ 13